Income Taxes	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Income Taxes
NOTE 25 - INCOME TAXES
a) Amounts recognized in net loss

	Year Ended December 31,

	2021	2020	2019

Current tax expense

Current year	157,303	(295,709)	181,895

Changes in estimates related to prior years	–	–	–

	157,303	(295,709)	181,895

Deferred tax expense (recovery)

Origination and reversal of temporary differences	(13,161,689)	(10,744,803)	(6,261,674)

Change in unrecognized deferred income tax assets	11,339,580	10,076,594	3,569,361

	(1,822,109)	(668,209)	(2,692,313)

Tax expense (recovery)	$(1,664,806)	$(963,918)	$(2,510,418)
b) Reconciliation of effective tax rate

The following table is a reconciliation of income tax expense (recovery), at the Canadian income tax rate and the amount of reported income tax recovery in the consolidated statements of loss and comprehensive loss. The Company’s operations are subject to income taxes primarily in Canada and the United States.

	Year Ended December 31,

	2021	2020	2019

Loss before taxes	$(46,364,119)	$(35,824,882)	$(30,405,252)

Statutory income tax rate 1	27%	27%	27%

Income tax recovery at statutory rate	(12,518,312)	(9,672,718)	(8,209,418)

Increase (decrease) in taxes resulting from:

Change in deferred tax assets not recognized	11,339,580	10,076,594	3,569,361

Foreign tax rate and other foreign tax differences	(2,089,761)	(2,293,503)	(1,015,536)

Change in enacted rates	608,064	(58,050)	–

Share issuance costs and other	(828,082)	126,247	49,210

Non-deductible transaction costs	38,776	424,828	2,664,789

Other non-deductible items	1,784,929	432,684	431,176

Tax expense (recovery)	$(1,664,806)	$(963,918)	$(2,510,418)

1	Comprised of the Canadian Federal effective corporate tax rate of 15.0% and blended provincial tax rates.
c) Movement in deferred tax balances
The significant components of the Company’s deferred income tax asset (liabilities) are as follows:

	At December 31, 2020	Recovery/ (expense) through earnings	Recovery/ (expense) through equity	Recovery/ (expense) through OCI	At December 31, 2021

Property and equipment	$261,661	$(195,977)	$–	$2,575	$68,259

Intangible assets	(5,012,355)	1,415,370	–	73,801	(3,523,184)

Loans and accrued liabilities	(1,714,850)	1,471,654	–	(1,816)	(245,012)

Share issuance costs	27,453	25,467	–	–	52,920

Foreign exchange	–	(6,765)	–	24	(6,741)

Non-capital losses/net operating losses	2,269,186	(887,640)	–	(18,845)	1,362,701

Total	$(4,168,905)	$1,822,109	$–	$55,739	$(2,291,057)

	At December 31, 2019	Acquired in business combinations	Recovery/ (expense) through earnings	Recovery/ (expense) through equity	Recovery/ (expense) through OCI	At December 31, 2020

Property and equipment	$–	$(376)	$263,436	$–	$(1,399)	$261,661

Intangible assets	(5,321,008)	(1,136,429)	1,280,692	–	164,390	(5,012,355)

Loans and accrued liabilities	(1,696,435)	–	(41,233)	24,000	(1,182)	(1,714,850)

Share issuance costs	–	–	27,453	–	–	27,453

Foreign exchange	(39,533)	–	39,533	–	–	0

Non-capital losses/net operating losses	3,202,361	–	(901,672)	–	(31,503)	2,269,186

Total	$(3,854,615)	$(1,136,805)	$668,209	$24,000	$130,306	$(4,168,905)
d)	Deferred tax assets not recognized and tax losses carried forward
The Company recognizes deferred tax assets to the extent that it is probable that future taxable profit will be available against which the Company can utilize the benefits of the deductible temporary differences and unused tax losses. Deductible temporary differences and unused tax losses for which a future benefit has not been recognized as a deferred tax asset include the following:

	Year Ended December 31,

	2021	2020

Net operating losses - United States	$77,415,498	$55,395,751

Non-capital losses - Canada	68,018,286	45,619,846

Foreign tax losses	157,602	865,599

Investment tax credits and research and development expenditures	6,603,163	6,603,287

Property and equipment	948,765	753,467

Share issuance costs	6,510,677	1,282,965

Other	2,046,890	1,922,194

	$161,700,881	$112,443,109
The Company has net operating losses of approximately US$60,837,326 and non-capital losses of approximately $70,204,681 (2020: US$44.1 million and $49.6 million) which are available to reduce future year’s taxable income in the United States and Canada, respectively. The net operating losses will start expiring in 2029 while the non-capital losses will start expiring in 2027 if not utilized.
The Company has foreign tax losses in various jurisdictions of approximately $2,307,882 (2020 - $1.2 million) which are available to reduce future year’s taxable income in their respective countries. The losses have expiry dates ranging from five years to indefinite life. The investment tax credit balance is $500,000 (2020 - $500,000) which is available to reduce future year’s taxes payable in Canada. The investment tax credits begin to expire in 2022 if not utilized.
Management estimates future income using forecasts based on the best available current information. No deferred tax liability has been recognized at December 31, 2021 or December 31, 2020 on temporary differences associated with earnings retained in the Company’s investments in foreign subsidiaries in which it has an equity percentage. The Company is able to control the timing of the reversal of these differences and currently has no plans in the foreseeable future to repatriate any funds in excess of its foreign investment.